Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment are primarily located in the United States and China and consisted of the following as of the dates presented (in thousands):

	September 30, 2017 (unaudited)	December 31, 2016 (audited)
Machinery and equipment	$698	$384
Furniture and fixtures	79	164

Subtotal	777	548
Less accumulated depreciation	(387)	(416)

Total	$390	$132

Property and equipment are primarily located in the United States and China and consisted of the following as of the dates presented (in thousands):

	December 31,
	2016	2015
Machinery and Equipment	$384	$322
Tooling, Molds and Software	—	58
Furniture and Fixtures	164	164

	548	544
Less Accumulated Depreciation	416	388

Total	$132	$156